Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Taxes
Schedule of Deferred income tax and social contribution

	Balance as of January 1, 2021	Recognized in income	Other (a)	Reclassification (a)	Recognized comprehensive income	Balance as of December 31, 2021	Recognized in income	Other (b)	Recognized comprehensive income	Balance as of December 31, 2022
Noncurrent assets
Provisions for legal claims	499,375	7,291	-	(2,205)	-	504,461	132,175	-	-	636,636
Provision for allocation of PIS and Cofins credits	-	-	-	-	-	-	629,427	-	-	629,427
Post-employment benefits	507,032	(766)	-	16,875	(93,881)	429,260	22,724	-	(88,548)	363,436
Impairment of assets	310,606	(6,456)	-	(1,753)	-	302,397	(17,486)	-	-	284,911
Tax losses and negative tax basis	215,389	54,416	(148,005)	1,210	-	123,010	73,260	-	-	196,270
Research and development and energy efficiency programs	152,498	(13,649)	-	-	-	138,849	(11,766)	-	-	127,083
Expected credit losses	123,182	(21,476)	-	(2,994)	-	98,712	(11,412)	-	-	87,300
Social security contributions - injunction on judicial deposit	70,992	3,673	-	78	-	74,743	7,516	-	-	82,259
Amortization - concession	47,209	5,220	-	-	-	52,429	5,220	-	-	57,649
Provisions for performance andprofit sharing	160,459	(45,866)	-	-	-	114,593	(100,957)	-	-	13,636
Concession contracts	21,061	(1,292)	-	-	-	19,769	(1,067)	-	-	18,702
Voluntary retirement program	10,815	13,493	-	-	-	24,308	(22,551)	-	-	1,757
Others	149,662	1,457	1,062	5,905	-	158,086	23,792	-	-	181,878
	2,268,280	(3,955)	(146,943)	17,116	(93,881)	2,040,617	728,875	-	(88,548)	2,680,944
(-) Noncurrent liabilities
Concession contracts	900,505	808,372	94,221	-	-	1,803,098	52,617	8,155	-	1,863,870
Deemed cost of property, plant and equipment	350,491	(23,994)	-	-	-	326,497	(18,810)	-	-	307,687
Accelerated depreciation	75,955	26,369	-	-	-	102,324	25,832	-	-	128,156
Derivative financial instruments	117,682	(12,178)	-	-	-	105,504	11,134	-	-	116,638
Escrow deposits monetary variation	61,727	3,392	-	-	-	65,119	7,708	-	-	72,827
Transaction cost on loans and financing and debentures	23,203	4,833	-	-	-	28,036	2,280	-	-	30,316
Others	31,951	(20,343)	-	-	-	11,608	19,725	-	3,500	34,833
	1,561,514	786,451	94,221	-	-	2,442,186	100,486	8,155	3,500	2,554,327
Net	706,766	(790,406)	(241,164)	17,116	(93,881)	(401,569)	628,389	(8,155)	(92,048)	126,617
Assets presented in the Statement of Financial Position	1,011,866					963,259				1,644,299
Liabilities presented in the Statement of Financial Position	(293,666)					(1,364,828)				(1,517,682)
(a)	Effects of the business combination and discontinued operation detailed in the Financial Statements as of December 2021.
(b)	Effects of the business combination (Note 1.1.1).

The projected realization of the deferred taxes

	Assets	Liabilities
2023	360,933	(232,236)
2024	417,270	(282,299)
2025	486,215	(228,450)
2026	128,402	(227,274)
2027	102,221	(178,671)
2028 to 2030	234,464	(454,087)
after 2030	951,439	(951,310)
	2,680,944	(2,554,327)

Summary Of Other Recoverable Taxes And Other Taxes

	12.31.2022	12.31.2021
Current assets
Recoverable ICMS (VAT)	128,288	111,101
Recoverable PIS/Pasep and Cofins taxes (a)	1,110,659	1,396,645
Other recoverable taxes	747	1,118
	1,239,694	1,508,864
Noncurrent assets
Recoverable ICMS (VAT)	171,374	141,951
Recoverable PIS/Pasep and Cofins taxes (a)	2,421,176	2,967,756
Other recoverable taxes	34,743	33,839
	2,627,293	3,143,546
Current liabilities
ICMS (VAT) payable(Note 12.2.3)	149,506	290,627
ICMS installment payment (Note 12.2.4)	10,437	-
PIS/Pasep and Cofins payable	70,423	42,340
IRRF on interest on capital	11,372	33,592
Special Tax Regularization Program - Pert	57,046	52,168
Other taxes	4,822	22,206
	303,606	440,933
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	242,248	220,108
ICMS installment payment (Note 12.2.4)	37,883	-
Special Tax Regularization Program - Pert	347,029	369,526
Other taxes	6,331	5,176
	633,491	594,810
(a)	The balance contains amounts referring Pis and Cofins credit on ICMS (Notes 12.2.1 and 12.2.2)

Other taxes recoverable and other tax obligations

Balance as of January 1, 2021		5,655,754
Monetary variation		125,483
Offsetting with taxes payable		(1,425,972)
Balance as of December 31, 2021		4,355,265
Monetary variation		294,952
Offsetting with taxes payable		(1,165,601)
Balance as of December 31, 2022		3,484,616
	Current	1,148,897
	Noncurrent	2,335,719

Liabilities to be refunded to consumers

Balance as of January 1, 2021		3,927,824
Monetary variation		100,971
(-) Transfer to sectorial financial liabilities (Note 8)		(702,000)
Balance as of December 31, 2021		3,326,795
Monetary variation		261,463
(-) Transfer to sectorial financial liabilities (Note 8)		(1,593,100)
Balance as of December 31, 2022		1,995,158
	Current	550,527
	Noncurrent	1,444,631

Provision for allocation of PIS and Cofins credits

Balance as of January 1, 2022	-
Provision for allocation of PIS and Cofins credits	810,563
Monetary variation	1,011,370
Balance as of June 30, 2022	1,821,933
Monetary variation	29,324
Balance as of December 31, 2022	1,851,257

Summary Of Reconciliation Of Provision For Income Tax And Social Contribution

	12.31.2022	12.31.2021	12.31.2020
Income before IRPJ and CSLL	950,199	5,118,677	5,119,537
(-) Equity in income	(478,576)	(366,315)	(193,547)
Income after IRPJ and CSLL	471,623	4,752,362	4,925,990
IRPJ and CSLL (34%)	(160,352)	(1,615,803)	(1,674,837)
Tax effects on:
Interest on equity (JSCP)	335,697	226,928	276,808
Dividends	250	437	243
Non deductible expenses	(26,221)	(25,336)	(17,133)
Tax incentives	13,767	43,720	28,572
Unrecognized tax loss and negative basis of CSLL	(128,661)	(29,002)	(39,421)
Setting up and/or offset of income tax and social contribution losses of prior years	-	85,723	-
Difference between tax bases of deemed profit and taxable profit	35,677	49,638	121,242
Effect of non taxable monetary variation (Selic) on undue tax payments	100,282	-	-
Others	28,683	4,063	19,161
Current IRPJ and CSLL	(429,267)	(469,226)	(1,260,469)
Deferred IRPJ and CSLL	628,389	(790,406)	(24,896)
Effective rate - %	-42.2%	26.5%	26.1%